INTEREST BEARING BANK BORROWINGS	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
INTEREST BEARING BANK BORROWINGS

NOTE – 18 INTEREST BEARING BANK BORROWINGS

	As of March 31,
	2025	2026
	HKD	HKD
Bank loans secured and repayable
Within 12 months	7,978,822	8,584,558
Over 1 year	5,859,581	10,174,359
Total	13,838,403	18,758,917

During the year ended March 31, 2024, the Group entered into loan agreements with a financial institution in Hong Kong to borrow loans of HK$1,900,000 and HK$2,877,679, respectively which bears annual interest at a rate of flat rate 5.04% and flat rate 5.16% per annum, respectively, with due date in May 2026 and April 2029, respectively. During the year ended March 31, 2025, the Group entered into loan agreements with a financial institution in Hong Kong to borrow loans of HK$2,877,679 and HK$826,142, respectively which bears annual interest at a rate of flat rate 5.16% and 0.43% per annum, respectively, with due date in April 2029 and February 2031, respectively, and loan facilities agreement for bank overdrafts and account payable financing (“overdrafts”) of HKD7,600,000, which bears annual interest at a rate of 1% per annum over prime rate on the outstanding amount from the drawn down until repayment in full. During the year ended March 31, 2026, the Group entered into loan agreements with a financial institution in Hong Kong to borrow loans of HK$6,400,000, which bears annual interest at a rate of flat rate 9.0% per annum, respectively, with due date in February 2031.

As of March 31, 2025 and 2026, the bank loans of the Company were secured by personal guarantee from Ms. Seto, the director and shareholder of the Company.

Interest related to the bank loans and facilities was HK$221,892, HK$626,384 and HK$814,595 for the years ended March 31, 2024, 2025 and 2026, respectively.

Principal repayments to maturity by fiscal year are as follows:

Year ended March 31,	HKD
2026	$8,584,558
2027	2,185,235
Thereafter	7,989,124
Total	$18,758,917